Fair Value of Assets and Liabilities - Schedule of Significant Unobservable Inputs (Details)	Dec. 31, 2025	Dec. 31, 2024
Discount rates [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Loans at fair value	24.00%
Payable to investors of the consolidated ABFE	6.50%
Minimum [Member] | Discount rates [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Loans at fair value		20.00%
Payable to investors of the consolidated ABFE		6.50%
Minimum [Member] | Net cumulative expected loss rates [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Loans at fair value	1.10%	1.10%
Minimum [Member] | Cumulative prepayment rates [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Loans at fair value	4.90%	8.20%
Maximum [Member] | Discount rates [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Loans at fair value		24.00%
Payable to investors of the consolidated ABFE		7.00%
Maximum [Member] | Net cumulative expected loss rates [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Loans at fair value	13.20%	9.40%
Maximum [Member] | Cumulative prepayment rates [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Loans at fair value	18.30%	18.10%